Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepayments and other receivables
Deposit receivable	¥ 776,481	¥ 539,625
Value-added-tax deductible	143,338	53,437
Advance to suppliers	71,755	93,230
Advance to staff	47,332	42,343
Receivables for value-added-tax paid on behalf of wealth management products	455	6,881
Others	46,519	20,119
Less: impairment loss allowance	(7,276)	(2,968)	¥ (3,349)	¥ (1,332)
Total	¥ 1,078,604	¥ 752,667